[PRUDENTIAL LOGO AND LETTERHEAD]


                                   May 4, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  Prudential Variable Contract Account GI-2
      Registration No.: 333-01031

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of Prudential Variable Contract Account GI-2 (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus that would have been filed under Rule 497(b) would not have differed from that contained in the most recent post-effective amendment.

                                    Respectfully submitted,



                                    /s/ CHRISTOPHER C. SPRAGUE
                                    ------------------------------
                                        Christopher C. Sprague
                                        Assistant General Counsel